SCHEDULE OF PROPERTY EQUIPMENT AND SOFTWARE (Details)	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	50 years
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	4 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	12 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, description	lesser of the term of the lease or the estimated useful lives of the assets